Operating Lease (Details) - Schedule of maturities of lease liabilities	12 Months Ended
Mar. 31, 2023 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
Twelve months ended March 31, 2024	$ 110,982
Twelve months ended March 31, 2025 and thereafter	44,141
Total lease payments	155,123
Less: imputed interest	(4,984)
Present value of lease liabilities	$ 150,139